Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Result for the year	€ (61,680)	€ (46,614)	€ (56,746)
Adjustments for:
Depreciation	2,329	2,355	2,052
Results related to associates	217	322	(429)
Gain on disposal of associate	(514)
Share-based compensation	6,216	7,838	9,108
Other income		(8,423)
Financial income and expense	2,789	3,716	(402)
Results related to financial liabilities measured at fair value through profit or loss	1,880	84
Income tax expenses	117	124	132
Changes in working capital	24,995	(5,474)	1,694
Cash used in operations	(23,651)	(46,072)	(44,591)
Corporate income tax paid	(117)	(188)	(64)
Interest received	5	313	758
Interest paid	(2,249)	(1,113)	(73)
Net cash used in operating activities	(26,012)	(47,060)	(43,970)
Cash flow from investing activities
Purchases of property, plant and equipment	(484)	(924)	(580)
Sales of property, plant and equipment	59
Net cash used in investing activities	(425)	(924)	(580)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	108,477		48,550
Proceeds from exercise of share options	1,518	735	193
Proceeds from borrowings	1,137	579	2,027
Proceeds from convertible loans	26,520	13,791	690
Repayment of lease liability	(820)	(605)	(1,261)
Net cash generated by financing activities	136,832	14,500	50,199
Net increase/(decrease) in cash and cash equivalents	110,395	(33,484)	5,649
Currency effect cash and cash equivalents	1,291	(2,628)	721
Cash and cash equivalents at the beginning of the year	75,838	111,950	105,580
Cash and cash equivalents at the end of the year	€ 187,524	€ 75,838	€ 111,950